Income taxes (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Explanatory [Abstract]
Current tax expense	$ (16,144,171)	$ 5,405,733	$ 5,406,882
Deferred tax expense /(income)	(3,797,127)	(808,765)	(715,012)
Tax expense for earlier years	0	0	205,455
Income tax expense	$ (19,941,298)	$ 4,596,968	$ 4,897,325